DIRECT OPERATING COSTS	12 Months Ended
Dec. 31, 2020
Disclosure Direct Operating Costs [Abstract]
DIRECT OPERATING COSTS
9. DIRECT OPERATING COSTS
Brookfield Renewable’s direct operating costs for the year ended December 31 are comprised of the following:

(MILLIONS)	Notes	2019	2018	2017
Operations, maintenance and administration		$(741)	$(792)	$(605)
Water royalties, property taxes and other		(186)	(163)	(166)
Fuel and power purchases (1)		(316)	(294)	(228)
Energy marketing fees	30	(20)	(24)	(24)

		$(1,263)	$(1,273)	$(1,023)

(1)	Fuel and power purchases are primarily attributable to our portfolio in Colombia.